Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

(17)             Subsequent Events

On January 17, 2012, the Company paid a cash distribution of $0.169271 per share on the outstanding shares of its preferred stock to stockholders of record at the close of business on January 1, 2012.

On January 17, 2012, the Company announced that it had declared a cash distribution of $0.169271 per share on the outstanding shares of its preferred stock.  This distribution was payable on February 15, 2012 to the stockholders of record at the close of business on February 1, 2012.

On January 17, 2012, the Company paid a cash distribution of $0.0475 per share on the outstanding shares of its common stock to stockholders of record at the close of business on January 3, 2012.

On January 18, 2012, the Company announced that it had declared a cash distribution of $0.0475 per share on the outstanding shares of its common stock.  This distribution was payable on February 17, 2012 to the stockholders of record at the close of business on January 31, 2012.

On February 15, 2012, the Company paid a cash distribution of $0.169271 per share on the outstanding shares of its preferred stock to stockholders of record at the close of business on February 1, 2012.

On February 15, 2012, the Company announced that it had declared a cash distribution of $0.169271 per share on the outstanding shares of its preferred stock.  This distribution is payable on March 15, 2012 to the stockholders of record at the close of business on March 1, 2012

On February 17, 2012, the Company paid a cash distribution of $0.0475 per share on the outstanding shares of its common stock to stockholders of record at the close of business on January 31, 2012.

On February 17, 2012, the Company announced that it had declared a cash distribution of $0.0475 per share on the outstanding shares of its common stock.  This distribution is payable on March 19, 2012 to the stockholders of record at the close of business on February 29, 2012.

On February 21, 2012, the Company contributed Riverdale Commons, Riverdale Commons Outlot, Michael’s and Home Goods, all located in Coon Rapids, Minnesota to its joint venture with PGGM.  Upon contribution, these four investment properties will be reported as a single property.  The gross contribution value was $31,970.

On February 24, 2012, the Company’s joint venture with PGGM purchased Silver Lake Village from an unaffiliated third party for $36,300.  The property is located in St. Anthony, Minnesota and contains 159,303 square feet of leasable area.  In conjunction with the acquisition, the PGGM joint venture assumed a first mortgage loan in the amount of $20,000.

On February 24, 2012, the Company purchased Woodbury Commons from an unaffiliated third party for $10,300.  The property is located in Woodbury, Minnesota and contains 116,197 square feet of leasable area.  The Company intends to contribute this property to its joint venture with PGGM during the first half of 2012.

Our employment agreements with our executive officers expired on December 31, 2011.  Our executive officers continue to serve at the discretion of our board of directors.  We are currently negotiating and intend to sign new employment agreements with our executive officers during the first half of 2012.